RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Transactions with Golar Power and Affiliates Narrative (Details) $ in Thousands		12 Months Ended
	Jul. 06, 2016 USD ($) vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Net proceeds		$ 113,321	$ 0	$ 0
Golar Power | Surety bond and debt guarantee compensation
Related Party Transaction [Line Items]
Related party transaction amount		$ 488
Golar Power
Related Party Transaction [Line Items]
Net proceeds	$ 113,000
Number of vessels disposed | vessel	2
Fair value of equity method investment	$ 232,701
Ownership percentage		50.00%	0.00%
Stonepeak | Golar Power
Related Party Transaction [Line Items]
Ownership percentage disposed	50.00%
Fair value of 50% retained investment in Golar Power | Golar Power
Related Party Transaction [Line Items]
Fair value of equity method investment	$ 116,000
Ownership percentage	50.00%